Advances from Federal Home Loan Bank of New York ("FHLB") (Tables)	12 Months Ended
Mar. 31, 2014
Banking And Thrift [Abstract]
Schedule of Maturities and Weighted Average Fixed Interest Rates of FHLB Advances

The maturities and weighted average fixed interest rates of FHLB advances were as follows:

	March 31,
	2014		2013
	Balance	Weighted Average Interest Rate	Balance	Weighted Average Interest Rate
	(Dollars In Thousands)
Due one year or less	$35,000	0.45%	$—	—%
After one to two years	65,000	0.91	—	—
After two to three years	—	—	10,000	2.24
After three to four years	32,500	3.82	—	—
After four to five years	10,000	4.04	32,500	3.82
After five years	—	—	10,000	4.04

	$142,500	1.68%	$52,500	3.56%

Summary of Carrying Value of Collateral Pledged for Advances

The carrying value of collateral pledged for the above advances was as follows:

	March 31,
	2014	2013
	(In Thousands)
Available for Sale:
Mortgage-backed securities	$1,177	$—

Held to maturity:
Debt security—Government-sponsored enterprises	25,000	5,000
Mortgage-backed securities	125,192	47,643

	150,192	52,643

	$151,369	$52,643